Note 34 - Business combinations (Details Textual) - Scrap Processing Business in Beaver Falls [Member] $ in Millions	Nov. 12, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Acquisition price	$ 17.6
Property, plant and equipment recognised as of acquisition date	16.3
Goodwill recognized	1.3
Acquisition-related costs	$ 0.2